Common Stock Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Number of Options
Options outstanding - beginning balance	257,500
Options granted	187,500	80,000
Options oustanding - ending balance	445,000	257,500
Options exercisable	357,500	160,000
Options available for grant	19,555,000
Weighted average exercise price
Options outstanding - beginning balance	$ 1.07
Options granted	1.92
Options outstanding - ending balance	1.41	$ 1.07
Options exercisable	$ 1.41
Weighted average remaining contracted term
Options outstanding - ending balance	8 years 7 months 13 days
Options exercisable	8 years 7 months 17 days
Aggregate intrinsic value
Options outstanding - ending balance	$ 81,125
Options exercisable	$ 73,625